                      [ LETTERHEAD OF SIDLEY & AUSTIN ]




                                 May 1, 1998



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

        Re:  Mathers Fund, Inc. (the "Company")
             File Nos. 884-1311 and 2-23727


Ladies and Gentlemen:

        We refer to Amendment No. 18 under the Investment Company Act of 1940, as amended, and Post-Effective Amendment No. 57 under the Securities Act of 1933, as amended, to the Registration Statement on Form N-1A of the Company (the "Amendment"), filed on March 2, 1998. The effective date of the Amendment is May 1, 1998. The Amendment is the most recent amendment filed by the Company.

        The Company has authorized us to convey to the Commission its certification that:

        (1) there are substantially no changes in the form of prospectus and Statement of Additional Information used after the effective date from that contained in the Amendment and, accordingly, the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would have been substantially the same as that contained in the Amendment, and

        (2) the text of the Amendment has been filed electronically.

        Accordingly, as permitted by Rule 497(j), the form of prospectus and Statement of Additional Information that would have been filed by the Company under Rule 497(c), are not being filed.

        Should the Staff have any questions relating to the foregoing, please contact the undersigned at 312/853-7027.

                                             Very truly yours,


                                             /s/ Sandip K. Beri
                                             ------------------------

Enclosures

cc:  Edith L. Cook